DIRECTORS LOAN (Details 1) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2019
DIRECTORS LOAN (Details)
Non-current portion	$ 784,947	$ 648,005
Total	$ 784,947	$ 648,005	$ 644,642	$ 1,000,000